EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
EQUITY

NOTE 4 – EQUITY:

a.	Private Placement
1.

On March 29, 2021, the Company issued to certain investors, including Arkin, a major stockholder of the Company, of which Mori Arkin, a director of the company, is the owner, 2,469,156 units in exchange for an aggregate purchase price of $20 million. Each such unit consists of (i) one share of common stock and (ii) one warrant to purchase one share of common stock with an exercise price of $10.35 per share. Each such warrant is exercisable until the close of business on March 31, 2026. Pursuant to the terms of the foregoing warrants, following April 1, 2024, if the closing price of Company common stock equal or exceeds 135% of the aforementioned exercise price (subject to appropriate adjustments for stock splits, stock dividends, stock combinations and other similar transactions after the issue date of the warrants) for any thirty (30) consecutive trading days, the Company may force the exercise of the warrants, in whole or in part, by delivering to these investors a notice of forced exercise.

2.	On March 16, 2023, the Company consummated Stock Purchase Agreements for a private placement with (i) Moshe Arkin and (ii) The Phoenix Insurance Company Ltd. and Shotfut Menayot Israel – Phoenix Amitim, in connection with the sale and issuance of an aggregated amount of 3,294,117 units (collectively, the “Units”), at a purchase price of $4.25 per Unit, and for an aggregated purchase price of $14,000,000. Each Unit consists of: (i) one share of the Company’s common stock with par value of $0.001 per share (the “Common Stock”) and (ii) one warrant to purchase one share of Common Stock with an exercise price of $5.50 (the “Warrants”). The Warrants are immediately exercisable and will expire three years from the date of issuance and will be subject to customary adjustments.

Warrants:

As of March 31, 2024, the Company had the following outstanding warrants to purchase common stock:

Warrant	Issuance Date	Expiration Date	Exercise Price Per Share ($)	Number of Shares of common stock Underlying Warrants

March 2021 Warrant	March 29, 2021	March 31, 2026	10.35	2,469,156
March 2023 Warrant	March 27, 2023	March 26, 2026	5.50	3,294,117
				5,763,273

ODYSIGHT.AI INC. (Formerly known as ScoutCam Inc.)

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 4 – EQUITY (continued):

b. Stock-based compensation to employees, directors and service providers:

In February 2020, the Company’s Board of Directors approved the 2020 Share Incentive Plan (the “Plan”).

The Plan initially included a pool of 580,890 shares of common stock for grant to Company employees, consultants, directors and other service providers. On March 15, 2020, the Company’s Board of Directors approved an increase to the option pool pursuant to the Plan by an additional 64,099 shares of common stock. On June 22, 2020, the Company’s Board of Directors approved an increase to the option pool pursuant to the Plan by an additional 401,950 shares of common stock. During the second quarter of 2021, the Company’s Board of Directors approved an increase to the option pool pursuant to the Plan by an additional 777,778 shares of common stock. During the first quarter of 2023, the Company’s Board of Directors approved an increase to the option pool pursuant to the Plan by an additional 1,000,000 shares of common stock.

The Plan is designed to enable the Company to grant options to purchase shares of common stock and RSUs under various and different tax regimes including, without limitation: (i) pursuant and subject to Section 102 of the Israeli Tax Ordinance or any provision which may amend or replace it and any regulations, rules, orders or procedures promulgated thereunder and to designate them as either grants made through a trustee or not through a trustee; and (ii) pursuant and subject to Section 3 (i) of the Israeli Tax Ordinance.

Stock option activity:

The following table summarizes stock option activity for the three months ended March 31, 2024:

	For the Three months ended March 31, 2024
	Amount of options	Weighted average exercise price
		$
Outstanding at beginning of period	2,455,069	3.46
Granted	-	-
Forfeited	-	-
Outstanding at end of period	2,455,069	3.46

Vested at end of period	1,245,669	3.46

ODYSIGHT.AI INC. (Formerly known as ScoutCam Inc.)

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 4 – EQUITY (continued):

Restricted stock unit (“RSU”) activity

Each RSU will vest based on continued service which is generally over three years. The grant date fair value of the award will be recognized as stock-based compensation expense over the requisite service period. The fair value of restricted stock units was estimated on the date of grant based on the fair value of the Company’s common stock.

The following table summarizes RSU activity for the three months ended March 31, 2024:

	For the Three months ended March 31, 2024
	Amount of RSUs	Weighted Average Grant Date Fair Value per Share
		$
Outstanding at beginning of period	39,585	4.08
Granted	-	-
Forfeited	-	-
Vested	(2,917)	5.94
Unvested and Outstanding at end of period	36,668	3.94

The following table sets forth the total stock-based payment expenses resulting from options and RSUs granted, included in the statements of operation and comprehensive income:

	Three months ended March 31,
	2024	2023
	USD in thousands
Cost of revenues	9	3
Research and development	135	140
Sales and marketing expenses	50	41
General and administrative	306	164
Total expenses	500	348

ODYSIGHT.AI INC. (Formerly known as ScoutCam Inc.)

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 9 - EQUITY:

Increase of the authorized share capital

On January 20, 2021, the Company’s Board of Directors approved an increase of the authorized share capital of the Company by an additional 225,000,000 shares of common stock par value $0.001 per share, such that the authorized share capital of the Company following such increase shall be consisting of 300,000,000 shares of common stock.

a.	Private placement:

1.	On March 29, 2021, the Company issued to certain investors, including Arkin, a major stockholder of the Company, of which Mori Arkin, a director of the company, is the owner, 2,469,156 units in exchange for an aggregate purchase price of $20 million. Each such unit consists of (i) one share of common stock and (ii) one warrant to purchase one share of common stock with an exercise price of $10.35 per share. Each such warrant is exercisable until the close of business on March 31, 2026. Pursuant to the terms of the foregoing warrants, following April 1, 2024, if the closing price of Company common stock equal or exceeds 135% of the aforementioned exercise price (subject to appropriate adjustments for stock splits, stock dividends, stock combinations and other similar transactions after the issue date of the warrants) for any thirty (30) consecutive trading days, the Company may force the exercise of the warrants, in whole or in part, by delivering to these investors a notice of forced exercise.

2.	On March 16, 2023, the Company consummated a Stock Purchase Agreements for a private placement with (i) Moshe Arkin and (ii) The Phoenix Insurance Company Ltd. and Shotfut Menayot Israel – Phoenix Amitim, in connection with the sale and issuance of an aggregated amount of 3,294,117 units (collectively, the “Units”), at a purchase price of $4.25 per Unit, and for an aggregated purchase price of $14,000,000. Each Unit consists of: (i) one share of the Company’s common stock with par value of $0.001 per share (the “Common Stock”) and (ii) one warrant to purchase one share of Common Stock with an exercise price of $5.50 (the “Warrants”). The Warrants are immediately exercisable and will expire three years from the date of issuance and will be subject to customary adjustments.

ODYSIGHT.AI INC. (Formerly known as ScoutCam Inc.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 9 – EQUITY (continued):

Warrants:

As of December 31, 2023, the Company had the following outstanding warrants to purchase common stock:

				Number of
				Shares of
			Exercise Price	common stock
	Issuance	Expiration	Per Share	Underlying
Warrant	Date	Date	($)	Warrants

March 2021 Warrant	March 29, 2021	March 31, 2026	10.35	2,469,156
March 2023 Warrant	March 27, 2023	March 26, 2026	5.50	3,294,117
				5,763,273

b.	Stock-based compensation to employees, directors and service providers:

In February 2020, the Company’s Board of Directors approved the 2020 Share Incentive Plan (the “Plan”).

The Plan initially included a pool of 580,890 shares of common stock for grant to Company employees, consultants, directors and other service providers. On March 15, 2020, the Company’s Board of Directors approved an increase to the Company’s option pool pursuant to the Plan by an additional 64,099 shares of common stock. On June 22, 2020, the Company’s Board of Directors approved an increase to the Company’s option pool pursuant to the Plan by an additional 401,950 shares of common stock. During the second quarter of 2021, the Company’s Board of Directors approved an increase to the Company’s option pool pursuant to the Plan by an additional 777,778 shares of common stock. During the first quarter of 2023, the Company’s Board of Directors approved an increase to the option pool pursuant to the Plan by an additional 1,000,000 shares of common stock.

The Plan is designed to enable the Company to grant options to purchase shares of common stock and RSUs under various and different tax regimes including, without limitation: (i) pursuant and subject to Section 102 of the Israeli Tax Ordinance or any provision which may amend or replace it and any regulations, rules, orders or procedures promulgated thereunder and to designate them as either grants made through a trustee or not through a trustee; and (ii) pursuant and subject to Section 3 (i) of the Israeli Tax Ordinance.

During 2022, the Company granted 479,000 options pursuant to the Plan.

During 2023, the Company granted 986,000 options pursuant to the Plan

Options granted generally have a contractual term of seven years and vest over a period of three to four years.

NOTE 9 – EQUITY (continued):

Stock Option Activity

The following summarizes stock option activity:

	Amount of options	Weighted average exercise price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
		$		$ in thousands
Outstanding - January 1, 2022	1,253,554	3.31	5.65	5,884
Granted	479,000	4.50	-	-
Forfeited	(172,514)	3.57	-	-
Outstanding - December 31, 2022	1,560,040	3.64	5.17	2,116

Granted	986,000	3.15	-	-
Forfeited	(90,971)	3.28	-	-
Outstanding - December 31, 2023	2,455,069	3.46	5.04	312

Options Exercisable - December 31, 2023	1,163,201	3.39	3.57	268

As of December 31, 2023, the aggregate intrinsic value of options granted is calculated as the difference between the exercise price and the closing price on the same date.

The Company estimates the fair value of stock option awards on the grant date using the Black-Scholes option pricing model. The weighted-average grant date fair value per option granted during the year ended December 31, 2023 was $2.37. The fair value of each award is estimated using Black-Scholes option-pricing model based on the following assumptions: based on underlying value of shares of $3, exercise price of $3-$4.5, expected volatility of 88%-90%, term of the options – 7 years and risk-free interest rate 3.93%-4.47%.

Volatility is derived from the historical volatility of publicly traded set of peer companies. The risk-free interest rates used in the Black-Scholes calculations are based on the prevailing U.S. Treasury yield as determined by the U.S. Federal Reserve. The Company has not paid dividends and does not anticipate paying dividends in the foreseeable future. Accordingly, no dividend yield was assumed for purposes of estimating the fair value of the Company’s stock-based compensation. The weighted average expected life of options was estimated individually in respect of each grant.

The unrecognized compensation expense calculated under the fair-value method for stock options expected to vest as of December 31, 2023 is approximately $1.93 million and is expected to be recognized over a weighted-average period of 1.38 years.

During 2023 and 2022 the Company’s Board of Directors authorized the grant of options to purchase 150,000 shares of common stock of the Company and 45,000 shares of common stock of the Company, respectively, to Prof. Goldwasser, the Chairman of the Board.

During 2023 the Company’s Board of Directors authorized the grant of options to purchase 260,000 shares of common stock of the Company to directors of the Company.

During 2023 and 2022 the Company’s Board of Directors authorized the grant of options to purchase 225,000 shares of common stock of the Company and 400,000 shares of common stock of the Company, respectively, to certain officers of the Company.

Compensation expense recorded by the Company in respect of its stock-based employees, directors and service providers compensation awards in accordance with ASC 718-10 for the year ended December 31, 2023 and 2022 amounted to $1,664 thousands and $1,638 thousands, respectively.

c.	Restricted stock unit (“RSU”) to employees and service providers:

During the year ended December 31, 2023, the Company granted 25,000 RSUs pursuant to the Plan.

Each RSU will vest based on continued service which is generally over three years. The grant date fair value of the award will be recognized as stock-based compensation expense over the requisite service period. The fair value of restricted stock units was estimated on the date of grant based on the fair value of the Company’s common stock.

The cost of the benefit embodied in the RSU granted during 2023, based on their fair value as at the grant date, is estimated to be approximately $75 thousand. These amounts will be recognized in the statements of operations over the vesting period.

The following table summarizes RSU activity for December 31, 2023:

	Amount of RSUs	Weighted Average Grant Date Fair Value per Share	Weighted Average Remaining Contractual Term (years)
		$
Outstanding - December 31, 2022	50,000	6.32	6.44
Granted	25,000	3	-
Forfeited	(7,501)	7.2
Vested	(27,914)	6.28	-
Unvested and Outstanding - December 31, 2023	39,585	4.08	6.30

The unrecognized compensation expense calculated under the fair-value method for RSUs expected to vest as of December 31, 2023 is approximately $70 thousand and is expected to be recognized over a weighted-average period of 1.15 years.

The following table sets forth the total stock-based payment expenses resulting from options and RSU granted, included in the statements of operation and comprehensive income:

	Year ended on December 31,
	2023	2022
	USD in thousands
Cost of revenues	22	29
Research and development	522	576
Sales and marketing expenses	126	130
General and administrative	994	903
Total expenses	1,664	1,638

ODYSIGHT.AI INC. (Formerly known as ScoutCam Inc.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS